Subsequent Events (Details) - USD ($)	Apr. 12, 2020	Mar. 04, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 17, 2019	Dec. 31, 2018
Subsequent Events (Textual)
Aggregate shares of common stock			1,146,005
Common stock shares issued			40,075,151	25,130,126		1,172,544
Common stock shares outstanding			40,075,151	25,130,126		1,172,544
Aggregate face amount			$ 400,000
Subsequent Event [Member]
Subsequent Events (Textual)
Shares exchanged, description	(i) 63,856 shares of common stock of the Company to be issued to certain stockholders of Duke Inc. upon the consummation of the Short-Form Merger; and (ii) 18,200,592 shares of common stock of the Company to be sold, from time to time, by the selling stockholders identified in the Registration Statement.	The Company's CEO's outstanding accrued pay of $32,500, as well as the 25,000 options he held at the end of 2019, were converted into 45,968 shares of the post-transaction Company.
Directors fees, description	The Company also enacted a policy to pay each director (that is not otherwise an Active Director) an amount of $1,500 for each calendar quarter and $400 for attendance of each meeting of the board of directors. These amounts are exclusive of Israeli VAT if applicable.
Subsequent Event [Member] | Securities Exchange Agreements [Member]
Subsequent Events (Textual)
Aggregate face amount		$ 400,000
Debt instruments interest rate		8.00%
Original conversion price		$ 0.374
Debt amount		$ 658,323
Subsequent Event [Member] | Securities Exchange Agreements [Member] | Promissory Note [Member]
Subsequent Events (Textual)
Aggregate shares of common stock		9,623,621
Subsequent Event [Member] | Convertible Loan Agreement [Member]
Subsequent Events (Textual)
Aggregate face amount		$ 965,000
Debt instruments interest rate		15.00%
Duke Robotics Inc [Member]
Subsequent Events (Textual)
Business acquisition voting, percentage					100.00%
Duke Robotics Inc [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate shares of common stock		28,469,065
Common stock shares issued		22,920,107
Common stock shares outstanding		22,920,107
Common stock issued and outstanding, percentage		99.00%
Shares exchanged, description		Accordingly, each outstanding share of Duke common stock was exchanged for the right to receive 1.2421 shares of the Company's common stock (the "Exchange Ratio"). Of the shares of Duke common stock that were exchanged for shares of the Company's common stock, 51,410 (representing 63,856 shares of the Company's common stock post-Share Exchange) shall be issued but remain in escrow until the Company completes a short-form merger, or other similar transaction, pursuant to which, such shares will be issued to their respective holders.
Subsidiaries ownership, percentage		71.00%
Alpha Capital Anstalt [Member] | Subsequent Event [Member] | Securities Exchange Agreements [Member]
Subsequent Events (Textual)
Common stock shares issued		698,755
GreenBlock Capital LLC [Member] | Subsequent Event [Member] | Securities Exchange Agreements [Member]
Subsequent Events (Textual)
Common stock shares issued		65,198
Yariv Alroy [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Director fees per month	$ 4,980
Sagiv Aharon [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Director fees per month	4,980
Erez Nachtomy [Member] | Subsequent Event [Member]
Subsequent Events (Textual)
Director fees per month	$ 6,950